SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful life for the intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Operating license
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	20 years
Favorable leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	17 years
Favorable leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	12 years
Customer relationship | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	5 years
Customer relationship | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	16 years
Operating leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	9 years
Operating leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	16 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	5 years
Technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	10 years